Fees Summary	Oct. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,784,814.16
Total Fee Amount	329.28
Total Offset Amount	0.00
Net Fee	$ 329.28
Offering Table N/A
Offset Table N/A	N/A